Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	0	[1]
Total Transaction Valuation	0	[1]
Total Offset Amount	0
Net Fee	$ 0	[1]

[1]	The aggregate maximum value of limited liability company interests (“Units”) of Ironwood Multi-Strategy Fund LLC (the “Company”) being purchased is $586,934,788, based upon 20% of the net asset value of the Company as of July 31, 2025. The table reports a transaction valuation of $0 because the Offer is not subject to fees pursuant to the SEC No-Action Letter addressed to the Ironwood Funds and dated April 20, 2017.